PIMCO Variable Insurance Trust

Supplement Dated May 1, 2017 to the

Administrative Class Prospectus, Institutional Class Prospectus, and Advisor Class and Class M Prospectus, each dated April 28, 2017, as supplemented (the “Prospectuses”)

Disclosure Regarding the PIMCO Emerging Markets Bond Portfolio (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is jointly managed by Michael Gomez, Yacov Arnopolin and Francesc Balcells. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Michael Gomez, Yacov Arnopolin and Francesc Balcells. Mr. Gomez is a Managing Director of PIMCO, and he has managed the Portfolio since April 2014. Messrs. Arnopolin and Balcells are Executive Vice Presidents of PIMCO, and they have managed the Portfolio since May 2017.

In addition, effective immediately, disclosure concerning the portfolio managers of the Portfolio in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Emerging Markets Bond	Yacov Arnopolin	5/17

Executive Vice President, PIMCO. Mr. Arnopolin is an emerging markets portfolio manager in the London office. Prior to joining PIMCO in 2016, he served as a managing director overseeing emerging market fixed income portfolios at Goldman Sachs Asset Management. Previously, Mr. Arnopolin worked as a portfolio manager at Fortress Investment Group. He has 17 years of investment experience and holds a bachelor’s degree in economics from Carnegie Mellon University.

PIMCO Emerging Markets Bond	Francesc Balcells	5/17

Executive Vice President, PIMCO. Mr. Balcells is an executive vice president and portfolio manager in the London office. Prior to joining PIMCO in 2012, he was employed at Rogge Capital Partners where he was the head of emerging markets and worked at Harvard Management Company focusing on emerging markets local rate and currency investments. Mr. Balcells also worked at the International Monetary Fund between 2002 and 2006, during which time he spent a year at PIMCO on secondment from the Fund. He has 20 years of investment experience and holds a master’s degree in international economics and European studies from the Paul H. Nitze School of Advanced International Studies (SAIS) at Johns Hopkins University. He received his undergraduate degree from the Autonomous University of Barcelona.

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Emerging Markets Bond	Michael Gomez	4/14

Managing Director, PIMCO. He has been a member of the emerging markets team since joining PIMCO in 2003. Prior to joining PIMCO, he was associated with Goldman Sachs where he was responsible for proprietary trading of bonds issued by Latin American countries. Mr. Gomez joined Goldman Sachs in July 1999.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_050117

PIMCO Variable Insurance Trust

Supplement Dated May 1, 2017 to the

PIMCO Emerging Markets Bond Portfolio Administrative Class Prospectus,

PIMCO Emerging Markets Bond Portfolio Institutional Class Prospectus,

PIMCO Emerging Markets Bond Portfolio Advisor Class Prospectus and

PIMCO Emerging Markets Bond Portfolio Class M Prospectus,

each dated April 28, 2017, as supplemented (the “Prospectuses”)

Disclosure Regarding the PIMCO Emerging Markets Bond Portfolio (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is jointly managed by Michael Gomez, Yacov Arnopolin and Francesc Balcells. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Michael Gomez, Yacov Arnopolin and Francesc Balcells. Mr. Gomez is a Managing Director of PIMCO, and he has managed the Portfolio since April 2014. Messrs. Arnopolin and Balcells are Executive Vice Presidents of PIMCO, and they have managed the Portfolio since May 2017.

In addition, effective immediately, disclosure concerning the Portfolio’s portfolio managers in the “Management of the Portfolio—Individual Portfolio Manager” section of the Prospectuses is deleted and replaced with the following:

Individual Portfolio Managers

The following individuals have primary responsibility for managing the Portfolio.

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Emerging Markets Bond	Yacov Arnopolin	5/17

Executive Vice President, PIMCO. Mr. Arnopolin is an emerging markets portfolio manager in the London office. Prior to joining PIMCO in 2016, he served as a managing director overseeing emerging market fixed income portfolios at Goldman Sachs Asset Management. Previously, Mr. Arnopolin worked as a portfolio manager at Fortress Investment Group. He has 17 years of investment experience and holds a bachelor’s degree in economics from Carnegie Mellon University.

PIMCO Emerging Markets Bond	Francesc Balcells	5/17

Executive Vice President, PIMCO. Mr. Balcells is an executive vice president and portfolio manager in the London office. Prior to joining PIMCO in 2012, he was employed at Rogge Capital Partners where he was the head of emerging markets and worked at Harvard Management Company focusing on emerging markets local rate and currency investments. Mr. Balcells also worked at the International Monetary Fund between 2002 and 2006, during which time he spent a year at PIMCO on secondment from the Fund. He has 20 years of investment experience and holds a master’s degree in international economics and European studies from the Paul H. Nitze School of Advanced International Studies (SAIS) at Johns Hopkins University. He received his undergraduate degree from the Autonomous University of Barcelona.

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Emerging Markets Bond	Michael Gomez	4/14

Managing Director, PIMCO. He has been a member of the emerging markets team since joining PIMCO in 2003. Prior to joining PIMCO, he was associated with Goldman Sachs where he was responsible for proprietary trading of bonds issued by Latin American countries. Mr. Gomez joined Goldman Sachs in July 1999.

Please see the SAI for additional information about other accounts managed by the portfolio managers, the portfolio managers’ compensation and the portfolio managers’ ownership of shares of the Portfolio.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_050117

PIMCO Variable Insurance Trust

Supplement dated May 1, 2017 to the Statement of Additional Information dated April 28, 2017, as supplemented (the “SAI”)

Disclosure Regarding the PIMCO Emerging Markets Bond Portfolio (the “Portfolio”)

Effective immediately, the Portfolio is managed by Michael Gomez, Yacov Arnopolin and Francesc Balcells. Therefore, effective immediately, corresponding changes are made in the tables and accompanying footnotes in the subsections titled “Portfolio Managers—Other Accounts Managed” and “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added:

	Total Number of Other Accounts	Total Assets of All Other Accounts (in $ millions)	Number of Other Accounts Paying a Performance Fee	Total Assets of Other Accounts Paying a Performance Fee (in $ millions)
Mr. Arnopolin[2]
Registered Investment Companies	0	$0	0	$0
Pooled Investment Vehicles	4	$2,401.84	0	$0
Other Accounts	6	$1,690.54	0	$0
Mr. Balcells[4]
Registered Investment Companies	0	$0	0	$0
Pooled Investment Vehicles	26	$14,166.98	1	$180.99
Other Accounts	14	$3,196.56	0	$0

[2]	Effective May 1, 2017, Mr. Arnopolin co-manages the PIMCO Emerging Markets Bond Portfolio ($283.4 million).

[4]	Effective May 1, 2017, Mr. Balcells co-manages the PIMCO Emerging Markets Bond Portfolio ($283.4 million).

In addition, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective May 1, 2017, the PIMCO Emerging Markets Bond Portfolio is jointly managed by Michael Gomez, Yacov Arnopolin and Francesc Balcells. Information pertaining to accounts managed by Messrs. Arnopolin and Balcells is as of March 31, 2017.

In addition, effective immediately, corresponding changes are made in the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added:

Portfolio Manager	Portfolios Managed by Portfolio Manager	Dollar Range of Shares Owned
Arnopolin[1]	PIMCO Emerging Markets Bond	None
Balcells[2]	PIMCO Emerging Markets Bond	None

[1]	Effective May 1, 2017, Mr. Arnopolin co-manages the PIMCO Emerging Markets Bond Portfolio. Information for Mr. Arnopolin pertaining to this Portfolio is as of March 31, 2017.

[2]	Effective May 1, 2017, Mr. Balcells co-manages the PIMCO Emerging Markets Bond Portfolio. Information for Mr. Balcells pertaining to this Portfolio is as of March 31, 2017.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP3_050117